John Hancock Funds II Supplement dated October 7, 2011 to the Prospectus dated April 30, 2011, as supplemented July 29, 2011
Lifestyle Aggressive Portfolio | Prospectus Class A, B and C Shares
LIFESTYLE AGGRESSIVE PORTFOLIO CLASS A, B AND C SHARES

The following information supplements and supersedes any information to the contrary relating to the Class A, B and C shares of John Hancock Lifestyle Aggressive Portfolio (the “Fund”) contained in the Fund’s Class A, B and C shares prospectus dated and supplemented as noted above (the “Prospectus”).

Effective immediately, the Annual operating expenses table under the Fund summary section on page 2 of the Prospectus for the Fund is amended and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifestyle Aggressive Portfolio Prospectus Class A, B and C Shares		Class A	Class B		Class C
Management fee		0.05%	0.05%		0.05%
Distribution and service (12b-1) fees		0.30%	1.00%		1.00%
Other expenses	[1]	0.24%	0.31%	[2]	0.24%
Recoupment		none	0.04%	[2]	none
Acquired fund fees and expenses	[3]	0.88%	0.88%		0.88%
Total fund operating expenses		1.47%	2.24%		2.17%
[1]	"Other expenses" reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.
[2]	The adviser had contractually agreed to waive and/or reimburse all or a portion of certain class specific expenses including distribution and service (12b-1) fees, transfer agent fees, service fees, blue sky fees, and printing and postage fees to the extent necessary to maintain the fund's total class specific expenses at 1.29% for Class B shares. The adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred, so long as the reimbursement does not cause certain class specific expenses to exceed the 1.29% expense limitation cap. "Other expenses" for Class B includes 0.04% of recoupment.
[3]	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Central Index Key	dei_EntityCentralIndexKey	0001331971
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 7, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 7, 2011
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
Supplement [Text Block]	jhf1331971_SupplementTextBlock	John Hancock Funds II Supplement dated October 7, 2011 to the Prospectus dated April 30, 2011, as supplemented July 29, 2011
Lifestyle Aggressive Portfolio | Prospectus Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LIFESTYLE AGGRESSIVE PORTFOLIO CLASS A, B AND C SHARES
Supplement [Text Block]	jhf1331971_SupplementTextBlock

The following information supplements and supersedes any information to the contrary relating to the Class A, B and C shares of John Hancock Lifestyle Aggressive Portfolio (the “Fund”) contained in the Fund’s Class A, B and C shares prospectus dated and supplemented as noted above (the “Prospectus”).

Effective immediately, the Annual operating expenses table under the Fund summary section on page 2 of the Prospectus for the Fund is amended and restated as follows:

Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
Lifestyle Aggressive Portfolio | Prospectus Class A, B and C Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JALAX
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Recoupment	rr_Component1OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	1.47%
Lifestyle Aggressive Portfolio | Prospectus Class A, B and C Shares | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JBLAX
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.31%	[1],[3]
Recoupment	rr_Component1OtherExpensesOverAssets	0.04%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	2.24%
Lifestyle Aggressive Portfolio | Prospectus Class A, B and C Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCLAX
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Recoupment	rr_Component1OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%	[2]
Total fund operating expenses	rr_ExpensesOverAssets	2.17%

[1]	"Other expenses" reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.
[2]	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."
[3]	The adviser had contractually agreed to waive and/or reimburse all or a portion of certain class specific expenses including distribution and service (12b-1) fees, transfer agent fees, service fees, blue sky fees, and printing and postage fees to the extent necessary to maintain the fund's total class specific expenses at 1.29% for Class B shares. The adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred, so long as the reimbursement does not cause certain class specific expenses to exceed the 1.29% expense limitation cap. "Other expenses" for Class B includes 0.04% of recoupment.